Annual Total Returns - Fidelity® Small Cap Growth Fund [BarChart] - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-11 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Class A	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(3.13%)
Annual Return 2012	12.67%
Annual Return 2013	43.99%
Annual Return 2014	3.57%
Annual Return 2015	5.48%
Annual Return 2016	10.65%
Annual Return 2017	28.64%
Annual Return 2018	(4.87%)
Annual Return 2019	35.97%
Annual Return 2020	36.02%